Income Tax Expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income taxes paid (refund) [abstract]
Standard tax rate applicable in France	25.80%	25.80%	25.80%
Difference between the standard French tax rate and the rates applicable to Sanofi	(8.20%)	(10.80%)	(6.50%)
Revisions to tax exposures and settlements of tax disputes	0.50%	(2.80%)	(0.80%)
Fair value remeasurement of contingent consideration liabilities	0.00%	(0.40%)	(0.20%)
Other	(0.80%)	1.70%	0.90%
Effective tax rate	17.30%	13.50%	19.20%